Significant Related Party Transactions (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Related party revenues	$ 132,793,592	$ 77,329,868	$ 25,982,724
One Time Commissions
Related Party Transaction [Line Items]
Related party revenues	29,322,581	20,841,594	9,392,131
Recurring Service Fees
Related Party Transaction [Line Items]
Related party revenues	90,885,669	55,508,435	16,590,593
Shanghai Gopher Asset Management Co., Ltd. | One Time Commissions
Related Party Transaction [Line Items]
Related party revenues	9,264,250
Shanghai Gopher Asset Management Co., Ltd. | Recurring Service Fees
Related Party Transaction [Line Items]
Related party revenues	10,276,509
Shanghai Gopher Asset Management Co., Ltd. | Other Service Fee
Related Party Transaction [Line Items]
Related party revenues	48,654
Gopher Asset Management Co., Ltd. | One Time Commissions
Related Party Transaction [Line Items]
Related party revenues	5,093,514	2,161,933	3,866,439
Gopher Asset Management Co., Ltd. | Recurring Service Fees
Related Party Transaction [Line Items]
Related party revenues	15,790,524	11,827,050	2,504,815
Gopher Asset Management Co., Ltd. | Other Service Fee
Related Party Transaction [Line Items]
Related party revenues	10,607,614
Gopher Capital GP | One Time Commissions
Related Party Transaction [Line Items]
Related party revenues	3,502,034	20,004	159,257
Gopher Capital GP | Recurring Service Fees
Related Party Transaction [Line Items]
Related party revenues	5,091,211	34,003	14,002
Gopher- Nuobao (Shanghai) Asset Management Co., Ltd. | One Time Commissions
Related Party Transaction [Line Items]
Related party revenues	2,738,586
Gopher- Nuobao (Shanghai) Asset Management Co., Ltd. | Recurring Service Fees
Related Party Transaction [Line Items]
Related party revenues	184,414
Gopher- Nuobao (Shanghai) Asset Management Co., Ltd. | Other Service Fee
Related Party Transaction [Line Items]
Related party revenues	11,294
Wanjia Win-Win Assets Management Co., Ltd. | One Time Commissions
Related Party Transaction [Line Items]
Related party revenues	2,224,784	433,024
Wanjia Win-Win Assets Management Co., Ltd. | Recurring Service Fees
Related Party Transaction [Line Items]
Related party revenues	15,333,971	5,047,542
Wuhu Gopher Asset Management Co., Ltd. | One Time Commissions
Related Party Transaction [Line Items]
Related party revenues	2,168,853	5,570,754	1,226,227
Wuhu Gopher Asset Management Co., Ltd. | Recurring Service Fees
Related Party Transaction [Line Items]
Related party revenues	12,925,380	10,665,773	191,757
Wuhu Gopher Asset Management Co., Ltd. | Other Service Fee
Related Party Transaction [Line Items]
Related party revenues		336,107
Shanghai Gopher Languang Investment Management Co., Ltd. | One Time Commissions
Related Party Transaction [Line Items]
Related party revenues	1,106,637	3,489,082	819,199
Shanghai Gopher Languang Investment Management Co., Ltd. | Recurring Service Fees
Related Party Transaction [Line Items]
Related party revenues	3,301,240	4,885,604	459,439
Shanghai Gopher Languang Investment Management Co., Ltd. | Other Service Fee
Related Party Transaction [Line Items]
Related party revenues	1,145,515	561,458
Shanghai Gopher Zhengda Damuzhi Investment Management Co., Ltd. | One Time Commissions
Related Party Transaction [Line Items]
Related party revenues	582,521
Shanghai Gopher Zhengda Damuzhi Investment Management Co., Ltd. | Recurring Service Fees
Related Party Transaction [Line Items]
Related party revenues	798,399
Hangzhou Sequoia Heyuan Capital Investment Fund (Limited Partnership) | One Time Commissions
Related Party Transaction [Line Items]
Related party revenues	513,558	131,164	1,024,790
Hangzhou Sequoia Heyuan Capital Investment Fund (Limited Partnership) | Recurring Service Fees
Related Party Transaction [Line Items]
Related party revenues	906,687
Sequoia Capital Investment Management (Tianjin) Co., Ltd | One Time Commissions
Related Party Transaction [Line Items]
Related party revenues	481,461	127,965	218,860
Hangzhou Vanke Investment Management Co., Ltd. | One Time Commissions
Related Party Transaction [Line Items]
Related party revenues	427,429	5,077,871
Hangzhou Vanke Investment Management Co., Ltd. | Recurring Service Fees
Related Party Transaction [Line Items]
Related party revenues	6,058,713	3,151,268
Hangzhou Vanke Investment Management Co., Ltd. | Other Service Fee
Related Party Transaction [Line Items]
Related party revenues	10,225
Shareholder transaction | One Time Commissions
Related Party Transaction [Line Items]
Related party revenues	426,154
Shareholder transaction | Recurring Service Fees
Related Party Transaction [Line Items]
Related party revenues	59,481
Shareholder transaction | Other Service Fee
Related Party Transaction [Line Items]
Related party revenues	2,541
Tianjin Gopher Asset Management Co., Ltd. | One Time Commissions
Related Party Transaction [Line Items]
Related party revenues	403,099	31,991	645,699
Tianjin Gopher Asset Management Co., Ltd. | Recurring Service Fees
Related Party Transaction [Line Items]
Related party revenues	4,082,036	3,876,955	3,622,393
Kunshan Jingzhao Equity Investment Management Co., Ltd. | One Time Commissions
Related Party Transaction [Line Items]
Related party revenues	248,201	717,565	215,657
Kunshan Jingzhao Equity Investment Management Co., Ltd. | Recurring Service Fees
Related Party Transaction [Line Items]
Related party revenues	2,552,337	2,742,184	2,111,583
Kunshan Jingzhao Equity Investment Management Co., Ltd. | Other Service Fee
Related Party Transaction [Line Items]
Related party revenues	1,299
Gopher RE Credit Fund SP | One Time Commissions
Related Party Transaction [Line Items]
Related party revenues	123,847
Shaoxing Sequoia Huiyuan Capital Investment Fund (Limited Partnership) | One Time Commissions
Related Party Transaction [Line Items]
Related party revenues	16,049	359,671	411,614
Financial Products Held By Shareholders | One Time Commissions
Related Party Transaction [Line Items]
Related party revenues	1,604	21,906
Wuhu Bona Film Investment Management Co., Ltd. | One Time Commissions
Related Party Transaction [Line Items]
Related party revenues		1,037,354
Wuhu Bona Film Investment Management Co., Ltd. | Recurring Service Fees
Related Party Transaction [Line Items]
Related party revenues	1,142,560	331,157
Chongqing Gopher Longxin Equity Investment Management Co., Ltd. | One Time Commissions
Related Party Transaction [Line Items]
Related party revenues		807,242	748,914
Chongqing Gopher Longxin Equity Investment Management Co., Ltd. | Recurring Service Fees
Related Party Transaction [Line Items]
Related party revenues	1,675,845	2,893,066	268,632
Gopher investment Fund SPC | One Time Commissions
Related Party Transaction [Line Items]
Related party revenues		761,105
Gopher investment Fund SPC | Recurring Service Fees
Related Party Transaction [Line Items]
Related party revenues		528,338
Financial Products Invested By Group And Affiliates | One Time Commissions
Related Party Transaction [Line Items]
Related party revenues		92,962	55,475
Financial Products Invested By Group And Affiliates | Recurring Service Fees
Related Party Transaction [Line Items]
Related party revenues	313	1,140,375	1,010,330
Sequoia Capital Investment Management Tianjin Company Limited | Recurring Service Fees
Related Party Transaction [Line Items]
Related party revenues	8,546,576	8,385,120	6,407,642
Shanghai Gopher Investment Management Company Limited | Recurring Service Fees
Related Party Transaction [Line Items]
Related party revenues	1,283,681
Beijing Sequoia Heyuan Capital Investment Fund Limited Partnership | Recurring Service Fees
Related Party Transaction [Line Items]
Related party revenues	850,019
Noah Holdings (Hong Kong) Limited | Recurring Service Fees
Related Party Transaction [Line Items]
Related party revenues	25,260
Gopher Asset Management Co., Ltd., Subsidiary | Recurring Service Fees
Related Party Transaction [Line Items]
Related party revenues	513
Wanjia Win-Win Assets Management Co., Ltd. | Other Service Fee
Related Party Transaction [Line Items]
Related party revenues	756,696	82,275
Yiwu Xinguang Equity Investment Fund Management Co., Ltd. | Other Service Fee
Related Party Transaction [Line Items]
Related party revenues	$ 1,504